Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 reportable_segment
Segment Reporting [Abstract]
Number of Reportable Segments	3
Description of Effect on Previously Reported Segment Information for Change in Composition of Reportable Segments	We revised our presentation from two reportable segments to the three listed above as of the Effective Date, in conjunction with the CAC Merger and CEOC’s emergence from bankruptcy, because the way in which Caesars management assesses results and allocates resources is aligned in accordance with these segments. When CEOC filed for reorganization, we concluded that CEOC was a VIE and that we were not the primary beneficiary; therefore, we no longer consolidated CEOC. After the Effective Date, CEOC LLC’s results are consolidated with CEC.